Details of Significant Accounts - Accounts receivable (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Financial instruments
Financial assets	$ 183,691	$ 180,567
Accounts receivable
Financial instruments
Financial assets	5,955	7,567
Accounts receivable | Accounts receivable
Financial instruments
Financial assets	6,131	7,748
Less: Allowance for expected credit losses (Note) | Accounts receivable
Financial instruments
Financial assets	$ (176)	$ (181)